Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 5,052,900	$ 1,201,700
General and administrative	14,144,000	2,503,700
Total operating expenses	19,196,900	3,705,400
Loss from operations	(19,196,900)	(3,705,400)
Other expense
Interest expense	(3,300)	(22,500)
Total other expense	(3,300)	(22,500)
Net loss	$ (19,200,200)	$ (3,727,900)
Net loss per share, basic and diluted	$ (4.42)	$ (1.39)
Weighted average common shares outstanding, basic and diluted	4,505,867	2,862,809